Finance debt (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Capital market balance	$ 13,418
Financing carrying rate, Dollar	93.00%
Financing carrying rate, Pounds	7.00%
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 13,390	$ 11,174
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	12,517	$ 11,039
Debentures [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	$ 2,058